Consolidated Statements of Comprehensive Income /(Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME /(LOSS) [Abstract]
Revenues from a related party	$ 224	$ 247	$ 1,180
Expenses for a related party	0	0	216
Interest income from a related party	1,051	1,157	1,244
Interest expense from a related party	$ 519	$ 724	$ 662